Equity (Share-based Payments to Employees, Non-marketable Options) (Details) shares in Thousands	12 Months Ended
Dec. 31, 2023 shares
Non-marketable Options [Member] | Officers and senior employees [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expiration date	August 20, 2025
Non-marketable Options [Member] | Officers and senior employees [Member] | June 30, 2016 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number Of Instruments	3,035
Issuance's details	An issuance of non-marketable and non-transferrable options, for no consideration, under the 2014 Equity Compensation Plan, as amended in June 2016 (hereinafter – the amended 2014 Equity Compensation Plan).
Instrument terms	Upon exercise, each option may be converted into one ordinary share of NIS 1 par value of the Company.
Vesting conditions	3 equal tranches: (1) one third at the end of 12 months after the grant date (2) one third at the end of 24 months after the grant date (3) one third at the end of 36 months after the grant date
Expiration date	June 30, 2023
Non-marketable Options [Member] | Officers and senior employees [Member] | February 14, 2017 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expiration date	February 14, 2024
Non-marketable Options [Member] | Officers and senior employees [Member] | June 20, 2017 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number Of Instruments	6,868
Issuance's details	An issuance of non-marketable and non-transferrable options, for no consideration, under the 2014 Equity Compensation Plan, as amended in June 2016 (hereinafter – the amended 2014 Equity Compensation Plan).
Instrument terms	Upon exercise, each option may be converted into one ordinary share of NIS 1 par value of the Company.
Vesting conditions	3 equal tranches: (1) one third at the end of 12 months after the grant date (2) one third at the end of 24 months after the grant date (3) one third at the end of 36 months after the grant date
Expiration date	June 20, 2024
Non-marketable Options [Member] | Officers and senior employees [Member] | March 6 2018 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number Of Instruments	5,554
Issuance's details	An issuance of non-marketable and non-transferrable options, for no consideration, under the 2014 Equity Compensation Plan, as amended in June 2016 (hereinafter – the amended 2014 Equity Compensation Plan).
Instrument terms	Upon exercise, each option may be converted into one ordinary share of NIS 1 par value of the Company.
Vesting conditions	3 equal tranches: (1) one third at the end of 12 months after the grant date (2) one third at the end of 24 months after the grant date (3) one third at the end of 36 months after the grant date
Expiration date	March 6, 2025
Non-marketable Options [Member] | Officers and senior employees [Member] | May 14, 2018 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expiration date	May 14, 2025
Non-marketable Options [Member] | Officers and senior employees [Member] | February 14 2023 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Issuance's details	An issuance of non-marketable and non-transferrable options, for no consideration, under the 2014 Equity Compensation Plan, as amended in June 2016 (hereinafter – the amended 2014 Equity Compensation Plan).
Non-marketable Options [Member] | Former chairman of BOD [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Instrument terms	Upon exercise, each option may be converted into one ordinary share of NIS 1 par value of the Company.
Non-marketable Options [Member] | Former chairman of BOD [Member] | September 5, 2016 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number Of Instruments	186
Issuance's details	An issuance of non-marketable and non-transferrable options, for no consideration, under the 2014 Equity Compensation Plan, as amended in June 2016 (hereinafter – the amended 2014 Equity Compensation Plan).
Instrument terms	Upon exercise, each option may be converted into one ordinary share of NIS 1 par value of the Company.
Vesting conditions	3 equal tranches: (1) one third at the end of 12 months after the grant date (2) one third at the end of 24 months after the grant date (3) one third at the end of 36 months after the grant date
Expiration date	June 30, 2023
Non-marketable Options [Member] | Former chairman of BOD [Member] | August 2, 2017 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number Of Instruments	165
Issuance's details	An issuance of non-marketable and non-transferrable options, for no consideration, under the 2014 Equity Compensation Plan, as amended in June 2016 (hereinafter – the amended 2014 Equity Compensation Plan).
Instrument terms	Upon exercise, each option may be converted into one ordinary share of NIS 1 par value of the Company.
Vesting conditions	3 equal tranches: (1) one third at the end of 12 months after the grant date (2) one third at the end of 24 months after the grant date (3) one third at the end of 36 months after the grant date
Non-marketable Options [Member] | Former chairman of BOD [Member] | August 20, 2018 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number Of Instruments	403
Issuance's details	An issuance of non-marketable and non-transferrable options, for no consideration, under the 2014 Equity Compensation Plan, as amended in June 2016 (hereinafter – the amended 2014 Equity Compensation Plan).
Non-marketable Options [Member] | Former chairman of BOD [Member] | February 14 2023 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Instrument terms	Upon exercise, each option may be converted into one ordinary share of NIS 1 par value of the Company.
Expiration date	5 years after the grant date
Non-marketable Options [Member] | Former Ceo [Member] | February 14, 2017 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number Of Instruments	114
Issuance's details	An issuance of non-marketable and non-transferrable options, for no consideration, under the 2014 Equity Compensation Plan, as amended in June 2016 (hereinafter – the amended 2014 Equity Compensation Plan).
Instrument terms	Upon exercise, each option may be converted into one ordinary share of NIS 1 par value of the Company.
Vesting conditions	3 equal tranches: (1) one third at the end of 12 months after the grant date (2) one third at the end of 24 months after the grant date (3) one third at the end of 36 months after the grant date
Non-marketable Options [Member] | Former Ceo [Member] | May 14, 2018 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number Of Instruments	385
Issuance's details	An issuance of non-marketable and non-transferrable options, for no consideration, under the 2014 Equity Compensation Plan, as amended in June 2016 (hereinafter – the amended 2014 Equity Compensation Plan).
Vesting conditions	3 equal tranches: (1) one third at the end of 12 months after the grant date (2) one third at the end of 24 months after the grant date (3) one third at the end of 36 months after the grant date
Non-marketable Options [Member] | Former Ceo [Member] | June 27, 2019 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number Of Instruments	3,512
Issuance's details	An issuance of non-marketable and non-transferrable options, for no consideration, under the 2014 Equity Compensation Plan, as amended in June 2016 (hereinafter – the amended 2014 Equity Compensation Plan).
Instrument terms	Upon exercise, each option may be converted into one ordinary share of NIS 1 par value of the Company.
Vesting conditions	2 equal tranches: (1) half at the end of 24 months after the grant date. (2) half at the end of 36 months after the grant date.
Expiration date	5 years after the grant date
Non-marketable Options [Member] | Former Ceo [Member] | March 30, 2022 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number Of Instruments	1,941
Issuance's details	An issuance of non-marketable and non-transferrable options, for no consideration, under the 2014 Equity Compensation Plan, as amended in June 2016 (hereinafter – the amended 2014 Equity Compensation Plan).
Instrument terms	Upon exercise, each option may be converted into one ordinary share of NIS 1 par value of the Company.
Vesting conditions	3 equal tranches: (1) one third at the end of 12 months after the grant date (2) one third at the end of 24 months after the grant date (3) one third at the end of 36 months after the grant date
Expiration date	5 years after the grant date
Non-marketable Options [Member] | Officers and senior manager [Member] | April 15, 2019 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number Of Instruments	13,242
Issuance's details	An issuance of non-marketable and non-transferrable options, for no consideration, under the 2014 Equity Compensation Plan, as amended in June 2016 (hereinafter – the amended 2014 Equity Compensation Plan).
Instrument terms	Upon exercise, each option may be converted into one ordinary share of NIS 1 par value of the Company.
Vesting conditions	2 equal tranches: (1) half at the end of 24 months after the grant date. (2) half at the end of 36 months after the grant date.
Expiration date	5 years after the grant date
Non-marketable Options [Member] | Chairman BOD [Member] | May 29 2019 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number Of Instruments	2,169 [1]
Issuance's details	An issuance of non-marketable and non-transferrable options, for no consideration, under the 2014 Equity Compensation Plan, as amended in June 2016 (hereinafter – the amended 2014 Equity Compensation Plan).
Instrument terms	Upon exercise, each option may be converted into one ordinary share of NIS 1 par value of the Company.
Vesting conditions	2 equal tranches: (1) half at the end of 24 months after the grant date. (2) half at the end of 36 months after the grant date.
Expiration date	5 years after the grant date
Non-marketable Options [Member] | Chairman BOD [Member] | March 30, 2022 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number Of Instruments	1,055
Instrument terms	Upon exercise, each option may be converted into one ordinary share of NIS 1 par value of the Company.
Vesting conditions	3 equal tranches: (1) one third at the end of 12 months after the grant date (2) one third at the end of 24 months after the grant date (3) one third at the end of 36 months after the grant date
Expiration date	5 years after the grant date
Non-marketable Options [Member] | Senior Employees [Member] | June 30, 2021 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number Of Instruments	647
Issuance's details	An issuance of non-marketable and non-transferrable options, for no consideration, under the 2014 Equity Compensation Plan, as amended in June 2016 (hereinafter – the amended 2014 Equity Compensation Plan).
Instrument terms	Upon exercise, each option may be converted into one ordinary share of NIS 1 par value of the Company.
Vesting conditions	2 equal tranches: (1) half at the end of 24 months after the grant date. (2) half at the end of 36 months after the grant date.
Expiration date	5 years after the grant date
Non-marketable Options [Member] | Senior Employees [Member] | February 8, 2022 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number Of Instruments	9,294
Issuance's details	An issuance of non-marketable and non-transferrable options, for no consideration, under the 2014 Equity Compensation Plan, as amended in June 2016 (hereinafter – the amended 2014 Equity Compensation Plan).
Instrument terms	Upon exercise, each option may be converted into one ordinary share of NIS 1 par value of the Company.
Vesting conditions	3 equal tranches: (1) one third at the end of 12 months after the grant date (2) one third at the end of 24 months after the grant date (3) one third at the end of 36 months after the grant date
Expiration date	5 years after the grant date
Non-marketable Options [Member] | Senior Managers [Member] | February 14 2023 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number Of Instruments	461
Vesting conditions	3 equal tranches: (1) one third at the end of 12 months after the grant date (2) one third at the end of 24 months after the grant date (3) one third at the end of 36 months after the grant date
Restricted shares [Member] | Officers and senior employees [Member] | March 6 2018 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number Of Instruments	1,726
Issuance's details	The value of the restricted shares was determined according to the closing price on the TASE on the most recent trading day preceding the grant date (the approval date of the BOD and/or the approval date of the General Meeting).
Instrument terms	An issuance for no consideration, under the amended 2014 Equity Compensation Plan.
Vesting conditions	3 equal tranches: (1) one third at the end of 12 months after the grant date (2) one third at the end of 24 months after the grant date (3) one third at the end of 36 months after the grant date
Restricted shares [Member] | Former chairman of BOD [Member] | August 20, 2018 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number Of Instruments	47
Issuance's details	The value of the restricted shares was determined according to the closing price on the TASE on the most recent trading day preceding the grant date (the approval date of the BOD and/or the approval date of the General Meeting).
Instrument terms	An issuance for no consideration, under the amended 2014 Equity Compensation Plan.
Vesting conditions	3 equal tranches: (1) one third at the end of 12 months after the grant date (2) one third at the end of 24 months after the grant date (3) one third at the end of 36 months after the grant date
Restricted shares [Member] | Icls Directors Excluding Icls Ceo And Chairman Of Bod [Member] | January 10, 2018 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number Of Instruments	137
Issuance's details	The value of the restricted shares was determined according to the closing price on the TASE on the most recent trading day preceding the grant date (the approval date of the BOD and/or the approval date of the General Meeting).
Vesting conditions	3 equal tranches: (1) one third at the end of 12 months after the grant date (2) one third at the end of 24 months after the grant date (3) one third at the end of 36 months after the grant date
Restricted shares [Member] | Icl Directors Excluding Directors Who Are Officers Or Directors Of Il Corp Ltd Member | April 23, 2020 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number Of Instruments	177
Issuance's details	The value of the restricted shares was determined according to the closing price on the TASE on the most recent trading day preceding the Grant Date (the approval date of the annual General Meeting of shareholders).
Instrument terms	An issuance for no consideration, under the amended 2014 Equity Compensation Plan.
Vesting conditions	3 equal tranches: (1) one third on January 1, 2021 (2) one third on January 1, 2022 (3) one third on January 1,2023
Restricted shares [Member] | Former Ceo [Member] | May 14, 2018 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number Of Instruments	121
Issuance's details	The value of the restricted shares was determined according to the closing price on the TASE on the most recent trading day preceding the grant date (the approval date of the BOD and/or the approval date of the General Meeting).
Instrument terms	An issuance for no consideration, under the amended 2014 Equity Compensation Plan.
Vesting conditions	3 equal tranches: (1) one third at the end of 12 months after the grant date (2) one third at the end of 24 months after the grant date (3) one third at the end of 36 months after the grant date

[1]	The options were issued upon Mr. Doppelt's entry into office on July 1, 2019.